FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	6 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
Schedule of financial instruments

	As of September 30, 2023			As of March 31, 2023
	Amortized Cost	FVTOCI	FVTPL	Amortized Cost	FVTOCI	FVTPL

Financial assets
Cash and cash equivalents	$3,445	$—	$—	$10,545	$—	$—
Prepaid expenses and other receivables	$2,393	$—	$—	$2,689	$—	$—
Convertible note receivable, including accrued interest, net of impairment	$—	$—	$429	$—	$—	$442
Investment in associate	$—	$—	$716	$—	$—	$806
Investment in public company	$—	$2,568	$—	$—	$2,087	$—

	As of September 30, 2023		As of March 31, 2023
	Amortized Cost	FVTPL	Amortized Cost	FVTPL
Financial liabilities
Accounts payable and accrued liabilities	$3,087	$—	$1,865	$—
Lease liability - current	$49	$—	$—	$—
Lease liability - non-current	$237	$—	$—	$—
Deferred purchase price payable - Tarus	$—	$7,949	$—	$7,179
Deferred obligation - iOx milestone	$—	$4,580	$—	$4,126